The Alger American Fund
                       Registration Nos. 33-21722, 811-05550

                     CERTIFICATION PURSUANT TO RULE 497(j)

     Pursuant to paragraph (j) of Rule 497 (the "Rule") under the Securities Act of 1933, the captioned registrant hereby certifies, in lieu of filing under paragraph (c) of the Rule, that the form of prospectus and Statement of Additional Information that would have been filed under paragraph (c) would not have differed from that contained in the registrant's most recent amendment to its registration statement, Post-Effective Amendment NO. 17.

AMERICAN FUND


By: /s/ Mary Marsden-Cochran
----------------------------
Mary Marsden-Cochran, Secretary

Date: 5/19/99